Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense [Abstract]
Federal	$ 12,300	$ 15,224	$ 17,136
State	927	1,587	2,933
Total current tax expense	13,227	16,811	20,069
Deferred tax expense	1,986	2,156	4,114
Total income tax expense	15,213	18,967	24,183
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(10,595)	(9,490)
Difference in reporting the allowance for credit losses, net	13,271	12,995
Other income or expense not yet reported for tax purposes	(2,409)	(1,188)
Depreciable assets	(2,432)	(2,496)
Net deferred tax liability at end of year	(2,165)	(179)
Net deferred tax (liability) at beginning of year	(179)
Net deferred tax asset at beginning of year		1,977
Deferred tax expense	1,986	2,156	$ 4,114
Deferred tax assets, unrealized losses on available-for-sale securities	7,600	8,400
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 6,300	$ 3,700
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Increase/(decrease) in taxes resulting from [Abstract]
State income tax, net of federal tax benefit	2.10%	3.10%	3.00%
Other items	0.70%	0.30%	0.30%
Effective income tax rate	23.80%	24.40%	24.30%
Uncertain tax positions	$ 0	$ 0
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2021
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2024
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2021
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2024